Events after the balance sheet date (Details) - USD ($) $ in Millions			12 Months Ended
		Jan. 25, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Change in equity interest held by Rio Tinto	[1]		$ 0		$ 0		$ 0
Equity issued to holders of non-controlling interests			66		129		101
Retained earnings
Disclosure of non-adjusting events after reporting period [line items]
Change in equity interest held by Rio Tinto		$ (490)	76	[1]	84	[1]	85	[1]
Equity issued to holders of non-controlling interests		(711)
Non-controlling interests
Disclosure of non-adjusting events after reporting period [line items]
Change in equity interest held by Rio Tinto		490	(76)	[1]	(84)	[1]	(85)	[1]
Equity issued to holders of non-controlling interests		711	$ 66		$ 129		$ 101
Amended and restated shareholders agreement | Erdenes Oyu Tolgoi LLC
Disclosure of non-adjusting events after reporting period [line items]
Loan amount waived off		2,400
Accrued interest		$ 1,000

[1]	Includes accrual of interest on funding balances with holders of non-controlling interests in Oyu Tolgoi. Refer to note 1(xii) and note 32(l). On 25 January 2022, Turquoise Hill agreed to waive the full amount of funding balances and interest; refer to note 45.